Profit before Income Tax - Details of Profit before Income Tax (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit loss before income tax [abstract]
Employee salaries and welfare costs	¥ 18,741	¥ 15,955	¥ 13,045
Housing benefits	933	838	824
Contribution to the defined contribution pension plan	2,357	1,798	1,678
Depreciation and amortisation	2,240	2,083	2,036
Foreign exchange (gains)/losses	(52)	(582)	(812)
Remuneration in respect of audit services provided by auditors	¥ 59	¥ 58	¥ 60